Long-Term Debt - Future Principal Payments (Details) - USD ($) $ in Thousands	Apr. 24, 2016	Apr. 26, 2015
Future principal payments of long-term debt
2017	$ 80
2018	67,587
2019	94
2020	102
2021	850,111
Thereafter	2,178
Total	920,152
Debt premium	2,541
Long-term debt, including current maturities	$ 922,693	$ 992,882